Variable Interest Entities (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2021	Jun. 28, 2021	Mar. 10, 2021	Mar. 10, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity ownership, percentage	150.00%	150.00%
Net loss					$ (1,248,440)	$ (2,549,623)	$ (6,039,830)	$ (8,125,476)	$ (10,892,511)	$ (6,654,940)
Georgia JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment					900,000		900,000		900,000
Notes receivable related parties					500,000		500,000
Net loss							100,000	200,000	600,000	400,000
Minority interest					0		0		0
Georgia JV [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes receivable related parties									500,000
Alabama JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment					1,500,000		1,500,000		1,600,000
Net loss							32,000	300,000	300,000	600,000
Gain from equity investment							16,000
Loss from equity investment								200,000	200,000	300,000
Mexico JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment					$ 100,000		100,000		100,000
Net loss							100,000	100,000	100,000	40,000.00
Loss from equity investment							$ 48,000	$ 47,000	$ 50,000.00	$ 10,000.00
Bloom INVO LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity commitment contribution	$ 1,200,000	$ 1,200,000
Variable interest entity units issued	1,200	1,200
Bloom INVO LLC [Member] | Bloom Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity commitment contribution	$ 800,000	$ 800,000
Variable interest entity units issued	800	800
Alabama JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity ownership, percentage			50.00%	50.00%